Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	[1]	1,564,456
Balance at Dec. 31, 2018		$ 46,934	[1]	$ 233,996,669	$ (230,222,985)	$ 3,820,618
Net income (loss)			[1]		(16,032)	(16,032)
Dividends to Series B preferred shares			[1]		(471,114)	(471,114)
Share-based compensation			[1]	24,862		24,862
Balance (in shares) at Mar. 31, 2019	[1]	1,564,456
Balance at Mar. 31, 2019		$ 46,934	[1]	234,021,531	(230,710,131)	3,358,334
Balance (in shares) at Dec. 31, 2019	[1]	5,600,259
Balance at Dec. 31, 2019		$ 168,008	[1]	253,967,708	(233,682,015)	20,453,701
Net income (loss)			[1]		1,957,095	1,957,095
Dividends to Series B preferred shares			[1]		(159,562)	(159,562)
Share-based compensation			[1]	30,404		30,404
Balance (in shares) at Mar. 31, 2020	[1]	5,600,259
Balance at Mar. 31, 2020		$ 168,008	[1]	$ 253,998,112	$ (231,884,482)	$ 22,281,638

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.